Intangible assets - pre-publication (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Intangible Assets Pre-publication

All figures in £ millions	2018	2017
Cost
At beginning of year	1,854	2,417
Exchange differences	70	(168)
Additions	328	362
Disposal through business disposal	—	(1)
Disposals	(158)	(248)
Transfer from property, plant and equipment	2	—
Transfer to assets classified as held for sale	—	(508)

At end of year	2,096	1,854

Amortisation
At beginning of year	(1,113)	(1,393)
Exchange differences	(53)	109
Charge for the year	(271)	(338)
Disposals	158	248
Transfer to assets classified as held for sale	—	261

At end of year	(1,279)	(1,113)

Carrying amounts
At end of year	817	741